COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Pediatrix Screening, Inc., et al. V. TeleChem International, Inc.

The controversy at issue arose from a failed grant collaboration between Pediatrix and TeleChem, involving TeleChem’s proprietary microarray technology and subsequent agreement by the parties to commercialize this microarray technology through the formation of a joint corporation. Pediatrix brought a lawsuit in the United States District Court for the Western District of Pennsylvania alleging multiple claims for breach of contract in connection with both the grant collaboration and Pre-Incorporation Agreement. TeleChem counterclaimed alleging breach of the Pre-Incorporation Agreement, as well as fraudulent misrepresentation and trade secret misappropriation, inter alia, stemming from the failed grant collaboration and subsequent Pre-Incorporation Agreement.

Civil Action number 01-2226 between TeleChem International, Inc., Pediatrix Screening, Inc. and Pediatrix Screening LP went to jury trial in the United States District Court in the Western District of Pennsylvania in the summer of 2007. On August 11, 2007, the jury awarded TeleChem $5 million in damages for Pediatrix's breach of contract, fraudulent misrepresentation, and punitive damages.  The jury awarded Pediatrix $1,085,001 for TeleChem's breach of contract.  Pediatrix put $5 million in bond, and submitted an appeal to the Third Circuit Court of Appeals to request that the damages award to TeleChem be reduced. Oral argument in the appeal was heard on December 15, 2009 by a panel of three judges in the Third Circuit Court of Appeals in Philadelphia, PA.

On April 20, 2010, the Third Circuit Court of Appeals rendered its judgment on that appeal that the Judgment entered August 16, 2007 is reversed in part, with respect to the judgment in favor of TeleChem on its counterclaim of misrepresentation and the award of damages.   The Appeal Court ordered a new trial on TeleChem’s counterclaim for fraudulent misrepresentation and damages.  The judgments on all other claims were affirmed.

On October 27, 2011, Arrayit Corporation announced that the litigation between its wholly owned subsidiary, TeleChem International, Inc., and Pediatrix Screening, Inc. et al. was settled without financial penalty to either party.

Long Term Lease Commitments

The Company leases its office facility in Sunnyvale, California under operating leases that expire November 30, 2012.

Future minimum lease payments as of March 31, 2012 are as follows:

YEAR ENDING

2012 $ 123,869

Rent expense was $32,516 and $44,960 for the three months ended March 31, 2012 and 2011, respectively.